Reconciliation of Income Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Income Tax Disclosure [Abstract]
Income tax benefit computed at statutory rate	$ 1	$ 3	$ (4)	$ (15)	$ 1	$ (121)	$ (57)
State income tax benefit, net of federal taxes		1		(1)	(1)	8	(8)
Impairment of goodwill						58
Permanent differences					1	1	2
Transaction costs						1	3
Change in valuation allowance	1		1	1	1	3	3
Rate differences between U.S. and foreign					1	1	4
Other					(1)	2	4
Expense (benefit) for income taxes	$ 2	$ 4	$ (3)	$ (15)	$ 2	$ (47)	$ (49)